Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 4—Fair Value Measurements
The following table classifies the Company's financial assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2022 and 2021 (in thousands):
	Fair Value Measured at December 31, 2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds(1)	$9,860	$—	$—	$9,860
Total assets	$9,860	$—	$—	$9,860
Warrants liabilities	$—	$—	$19	$19
Total Liabilities	$—	$—	$19	$19
	Fair Value Measured at December 31, 2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds(1)	$87,252	$—	$—	$87,252
Total assets	$87,252	$—	$—	$87,252
Warrant liabilities	$—	$—	$114	$114
Total liabilities	$—	$—	$114	$114

(1)	Included in cash and cash equivalents on the consolidated balance sheets. This balance includes cash requirements settled on a nightly basis.
There were no transfers made among the three levels in the fair value hierarchy during periods presented.
The following table presents a summary of changes in the fair value of the Company’s common stock warrant liability (in thousands):
	As of December 31, 2022	As of December 31, 2021
Balance, beginning of period	$114	$10,704
Net exercise of warrants	—	(13,509)
Change in fair value	(95)	2,919
Balance, end of period	$19	$114
The fair value of the warrants issued by the Company has been estimated using a variant of the Black Scholes option pricing model. The underlying equity included in the Black Scholes option pricing model was valued based on the equity value implied from sales of preferred and common stock at each measurement date. The fair value of the warrants was impacted by the model selected as well as assumptions surrounding unobservable inputs including the underlying equity value, expected volatility of the underlying equity, risk free interest rate and the expected term.
The Company records the change in the fair value of common stock warrants in change in fair value of warrant liability in the consolidated statements of operations.
The fair value of the common stock warrant liability was estimated using the following assumptions:
	December 31,
	2022	2021
Strike price	$ 7.60	$7.60
Contractual term (years)	5.7	6.7
Volatility (annual)	112.4%	124.0%
Risk-free rate	4.3%	1.4%
Dividend yield (per share)	0.0%	0.0%